Share-based payments (Tables)	12 Months Ended
Dec. 31, 2025
Share-Based Payment Arrangements [Abstract]
Explanation of effect of share-based payments on entity's profit or loss	The charge for the year arising from share-based payment schemes was as follows:

	2025	2024
	$m	$m
Deferred Bonus Plan	30.3	20.0
Retention Long Term Incentive Plan	5.0	4.0
Annual Long Term Incentive Plan	3.8	4.6
All Employee Plan	1.0	0.6
Non-Executive Directors' Plan	0.7	0.4
Warrants	2.7	—
Total equity-settled share-based payments	43.5	29.6

Disclosure of number and weighted average exercise prices of share options	Movement on share awards

	2025	2024
	Number	Number
Outstanding at the beginning of the year	6,047,829	8,621,240
Reverse Share Split	—	(4,316,287)
Granted during the year	1,428,279	2,256,357
Vested during the year	(2,659,294)	(496,240)
Forfeited during the year	(42,797)	(17,241)
Outstanding at the end of the year	4,774,017	6,047,829
Weighted average fair value of awards granted ($)	26.5	18.5